Adjusting Items Included In Profit from Operations - Summary of Adjusting Items Incurred In Respect Associates And Joint Ventures Reflecting Post-tax Results (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure Of Revenue [Line Items]
Total	£ 37	£ 22	£ 23,197
Reynolds American Inc.
Disclosure Of Revenue [Line Items]
Gain on deemed disposal of RAI as an associate			23,288
Costs incurred by RAI related to its acquisition by BAT			(33)
Other adjusting items incurred by RAI pre-acquisition		(12)	(60)
I T C Ltd
Disclosure Of Revenue [Line Items]
Reversal of tax claim in ITC	10
Dilution of interest in ITC	£ 27	£ 34	29
Tisak/Agrokor [Member]
Disclosure Of Revenue [Line Items]
Tisak/Agrokor adjustment			£ (27)